Private Placement - Additional Information (Detail) - Thimble Point Acquisition Corp.			9 Months Ended
	Feb. 04, 2021 USD ($) $ / shares shares	Feb. 02, 2021	Sep. 30, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Stock split effected		0.012
Proceeds from issuance of Private Placement Warrants			$ 7,520,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Private Placement Warrants	$ 7,520,000
Sponsor [member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Private placement warrants issued | shares	4,533,333
Class of warrant or rights issue price per warrant | $ / shares	$ 1.50
Proceeds from issuance of Private Placement Warrants	$ 7,520,000
Number of securities called by each warrant or right | shares	1
Stock issued, exercise price | $ / shares	$ 11.50
Sponsor [member] | Private Placement Warrants | Including Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Private placement warrants issued | shares	5,013,333
Class of warrant or rights issue price per warrant | $ / shares	$ 1.50
Proceeds from issuance of Private Placement Warrants	$ 7,520,000
Sponsor [member] | Private Placement Warrants | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Private Placement Warrants	$ 6,800,000